Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Operating activities
Loss before income tax	$ (1,845,894)	$ (2,521,861)	$ (4,132,517)	$ (3,129,812)
Adjustments for:
Amortization of intangible assets	9,661	13,199	6,396	13,200
Depreciation of property, plant and equipment	235,810	322,164	374,752	379,667
Fair value loss/(gain) on convertible loans			98,754	1,090,480
Share of results of associate	(10,075)	(13,765)	31,198	33,546
Fair value changes on warrant liabilities	(101,224)	(138,292)	223,845
Interest expense	14,868	20,313	51,282	125,175
Interest income	(232,521)	(317,670)	(285,719)	(2,097)
Gain from disposal of property, plant and equipment				(280)
Write off of property, plant and equipment				1,370
Unrealized currency translation (gains)/losses	(11,736)	(16,033)	(2,534)	(21,657)
Operating cash flows before movements in working capital	(1,941,111)	(2,651,945)	(3,634,543)	(1,510,408)
Trade and other receivables	(57,891)	(79,091)	(5,259)	(145,169)
Contract liabilities	74,869	102,286	1,952	(9,988)
Trade and other payables	(61,192)	(83,601)	108,225	265,059
Cash used in operations	(1,985,325)	(2,712,351)	(3,529,625)	(1,400,506)
Income tax paid			(2,194)
Interest received	1,773	2,422	623	2,097
Net cash used in operating activities	(1,983,552)	(2,709,929)	(3,531,196)	(1,398,409)
Investing activities
Contributions from non-controlling interests	115,540	157,850
Loan to a third party	(365,979)	(500,000)
Fixed deposits with maturities over 3 months	1,828,107	2,497,560	(2,770,880)
Purchase of property, plant and equipment	(1,024,905)	(1,400,225)	(58,295)	(473,795)
Purchase of intangible assets	(68,958)	(94,211)
Proceeds from disposal of property, plant and equipment				490
Interest received	340,775	465,567	98,366
Net cash (used)/generated in investing activities	824,580	1,126,541	(2,730,809)	(473,305)
Financing activities
Proceeds from issuance of ordinary shares			11,307,024	1,222,650
Proceeds from a third party loan				300,000
Principal payment of third party loan			(300,000)	(350,000)
Principal payment of bank borrowings	(25,459)	(34,782)	(32,984)	(71,204)
Principal payment of lease liabilities	(7,171)	(9,797)	(7,442)	(7,555)
Interest paid	(14,868)	(20,313)	(46,713)	(125,175)
Net cash generated from financing activities	(47,498)	(64,892)	10,919,885	968,716
Net increase/(decrease) in cash and cash equivalents	(1,206,470)	(1,648,280)	4,657,880	(902,998)
Cash and cash equivalents at beginning of year	4,555,839	6,224,187	1,579,718	2,512,768
Effects of foreign currency translation on cash and cash equivalents	88,669	121,140	(13,411)	(30,052)
Cash and cash equivalents at end of year	$ 3,438,038	$ 4,697,047	$ 6,224,187	$ 1,579,718